Unaudited Interim Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2022	$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Jun. 30, 2022	500
Balance at Jan. 19, 2022	$ 0		0	0	0
Balance (in shares) at Jan. 19, 2022	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 10)	$ 0		0	0	0
Issuance of common stock (including exercise of warrants) (Note 10) (in shares)	500
Net loss					0
Balance at Jun. 30, 2022	$ 0		0	0	0
Balance (in shares) at Jun. 30, 2022	500
Balance at Dec. 31, 2022	$ 1	$ 0	35,193	29,374	64,568
Balance (in shares) at Dec. 31, 2022	8,180,243	40,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 10)	$ 0		1,874	0	1,874
Issuance of common stock (including exercise of warrants) (Note 10) (in shares)	779,200
Repurchase of common stock (Note 10)	$ 0		(193)	0	$ (193)
Repurchase of common stock (Note 10) (in shares)	(67,294)				(67,294)
Dividends on common stock and participating non vested restricted stock awards (Note 10)	$ 0		0	(1,334)	$ (1,334)
Stock based compensation (Note 14)	0		2,175	0	2,175
Net loss	0		0	(7,914)	(7,914)
Balance at Jun. 30, 2023	$ 1	$ 0	$ 39,049	$ 20,126	$ 59,176
Balance (in shares) at Jun. 30, 2023	8,892,149	40,000